UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2024

Date of reporting period: April 30, 2024

Item 1.	Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund

Loomis Sayles Full Discretion Institutional Securitized Fund

SEMI-ANNUAL REPORT

APRIL 30, 2024

Table of Contents

Loomis Sayles Full Discretion Institutional Securitized Fund

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at https:// www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-343-2029; and (ii) on the Commission’s website at https://www.sec.gov.

Portfolio of Investments — as of April 30, 2024 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Allocation Summary †:

Asset-Backed Securities	60.3%
Commercial Mortgage-Backed Obligations	22.0
Residential Mortgage-Backed Obligations	11.5
U.S. Treasury Obligations	5.4
Corporate Obligation	0.8
Other Investment	–

Total Investments	100.0%

† Percentages based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Principal Amount	Description	Value
Asset-Backed Securities — 60.3%

	37 Capital CLO 1, Series 2021-1A, Class E
$ 1,000,000	12.790%, TSFR3M + 7.462%, 10/15/34 (A)(B)	$994,028

	522 Funding CLO, Series 2021-6A, Class A1R
2,265,000	6.738%, TSFR3M + 1.412%, 10/23/34 (A)(B)	2,262,171

	AASET, Series 2018-2A, Class A
590,458	4.454%, 11/18/38 (B)	531,414

	AASET, Series 2018-2A, Class C
1,500,276	6.892%, 11/18/38 (B)	420,229

	AASET Trust, Series 2017-1A, Class C
1,231,099	7.385%, 05/16/42 (B)	1,147,391

	AASET Trust, Series 2020-1A
17,029,000	0.000%, 01/16/40	1,038,769

	AASET Trust, Series 2020-1A, Class B
2,669,292	4.335%, 01/16/40 (B)	1,601,590

	AASET Trust, Series 2020-1A, Class C
7,431,668	6.413%, 01/16/40 (B)	2,118,739

	Accelerated Assets, Series 2018-1, Class B
262,013	4.510%, 12/02/33 (B)	257,411

	Affirm Asset Securitization Trust, Series 2023-A, Class D
1,570,000	9.090%, 01/18/28 (B)	1,594,398

	Affirm Asset Securitization Trust, Series 2023-X1, Class D
1,000,000	9.550%, 11/15/28 (B)	1,025,742

	AGL CLO, Series 2020-3A, Class D
2,100,000	8.890%, TSFR3M + 3.562%, 01/15/33 (A)(B)	2,089,859

	AGL CLO, Series 2021-1A, Class DR
1,000,000	8.636%, TSFR3M + 3.312%, 10/20/34 (A)(B)	995,039

	AGL CLO, Series 2021-7A, Class ER
2,345,000	11.940%, TSFR3M + 6.612%, 07/15/34 (A)(B)	2,297,197

The accompanying notes are an intergral part of the financial statements.

1

Portfolio of Investments — as of April 30, 2024 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 60.3% (continued)

	AIM Aviation Finance, Series 2015-1A, Class B1
$ 8,883,378	5.072%, 02/15/40 (B)(C)	$1,866,042

	AIMCO CLO Series, Series 2021-AA, Class DR
665,000	8.736%, TSFR3M + 3.412%, 04/20/34 (A)(B)	659,307

	Allegro CLO VI, Series 2018-2A, Class D
250,000	8.329%, TSFR3M + 3.012%, 01/17/31 (A)(B)	244,562

	American Homes 4 Rent Trust, Series 2015-SFR1, Class F
3,966,000	5.885%, 04/17/52 (B)	3,934,245

	APL Finance DAC, Series 2023-1A, Class A
1,730,799	7.000%, 07/21/31 (B)	1,732,495

	Auxilior Term Funding, Series 2023-1A, Class E
2,750,000	10.970%, 12/15/32 (B)	2,719,528

	Avis Budget Rental Car Funding AESOP, Series 2021-1A, Class D
5,000,000	3.710%, 08/20/27 (B)	4,487,930

	Avis Budget Rental Car Funding AESOP, Series 2024-1A, Class A
2,870,000	5.360%, 06/20/30 (B)	2,822,301

	Bain Capital Credit CLO, Series 2021-2A, Class AR
2,220,000	6.679%, TSFR3M + 1.362%, 10/17/32 (A)(B)	2,220,659

	Battalion CLO XVI, Series 2021-16A, Class ER
830,000	12.186%, TSFR3M + 6.862%, 12/19/32 (A)(B)	787,091

	BHG Securitization Trust, Series 2022-C, Class E
1,890,000	9.730%, 10/17/35 (B)	1,821,922

	BHG Securitization Trust, Series 2023-B, Class E
2,500,000	12.400%, 12/17/36 (B)	2,541,449

	BHG Securitization Trust, Series 2024-1CON, Class E
2,500,000	10.450%, 04/17/35 (B)	2,373,078

	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class A3
2,740,000	5.840%, 06/15/28	2,740,271

	Business Jet Securities, Series 2021-1A, Class C
347,363	5.067%, 04/15/36 (B)	335,988

	BZTC, Series 2024-1A
1,520,000	9.437%, 05/15/31	1,519,965

	CAL Funding IV, Series 2020-1A, Class B
716,279	3.500%, 09/25/45 (B)	642,493

	CarVal CLO IV, Series 2021-1A, Class A1A
1,850,000	6.766%, TSFR3M + 1.442%, 07/20/34 (A)(B)	1,846,050

	Carvana Auto Receivables Trust, Series 2022-P1, Class A3
2,380,297	3.350%, 02/10/27	2,344,563

	Carvana Auto Receivables Trust, Series 2022-P2, Class B
2,382,000	5.080%, 04/10/28	2,318,548

The accompanying notes are an intergral part of the financial statements.

2

Portfolio of Investments — as of April 30, 2024 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 60.3% (continued)

	Castlelake Aircraft Securitization Trust, Series 2018-1, Class B
$ 592,540	5.300%, 06/15/43 (B)	$456,264

	CIFC Funding, Series 2017-5A, Class C
500,000	8.429%, TSFR3M + 3.112%, 11/16/30 (A)(B)	497,669

	CIFC Funding, Series 2018-1A, Class D
365,000	8.239%, TSFR3M + 2.912%, 04/18/31 (A)(B)	362,262

	CIG Auto Receivables Trust, Series 2021-1A, Class D
3,745,000	2.110%, 04/12/27 (B)	3,635,740

	CIG Auto Receivables Trust, Series 2021-1A, Class E
2,550,000	4.450%, 05/12/28 (B)	2,461,140

	CLI Funding VI, Series 2020-3A, Class B
637,000	3.300%, 10/18/45 (B)	569,219

	Clover CLO, Series 2021-2A, Class E
2,500,000	12.086%, TSFR3M + 6.762%, 07/20/34 (A)(B)	2,482,740

	Clsec Holdings 22T, Series 2021-1, Class C
3,816,498	6.171%, 05/11/37 (B)	3,335,008

	College Ave Student Loans, Series 2023-A, Class E
1,000,000	8.490%, 05/25/55 (B)	970,539

	CoreVest American Finance Trust, Series 2019-1, Class E
575,000	5.704%, 03/15/52 (A)(B)	534,015

	CoreVest American Finance Trust, Series 2020-2, Class D
1,211,000	4.743%, 05/15/52 (A)(B)	1,073,214

	Credit Acceptance Auto Loan Trust, Series 2023-1A, Class C
495,000	7.710%, 07/15/33 (B)	504,194

	Elmwood CLO VIII, Series 2024-1A, Class ER
3,250,000	11.578%, TSFR3M + 6.250%, 04/20/37 (A)(B)	3,248,918

	Elmwood CLO XI, Series 2021-4A, Class E
1,250,000	11.586%, TSFR3M + 6.262%, 10/20/34 (A)(B)	1,250,484

	EverBright Solar Trust, Series 2024-A, Class A
1,067,864	6.430%, 06/22/54 (B)	1,040,594

	EWC Master Issuer, Series 2022-1A, Class A2
550,200	5.500%, 03/15/52 (B)	517,979

	Falcon Aerospace, Series 2017-1, Class A
285,851	4.581%, 02/15/42 (B)	270,081

	First Investors Auto Owner Trust, Series 2021-1A, Class E
660,000	3.350%, 04/15/27 (B)	637,223

	First Investors Auto Owner Trust, Series 2022-2A, Class D
750,000	8.710%, 10/16/28 (B)	779,375

	FirstKey Homes Trust, Series 2020-SFR2, Class F1
2,450,000	3.017%, 10/19/37 (B)	2,309,899

The accompanying notes are an intergral part of the financial statements.

3

Portfolio of Investments — as of April 30, 2024 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 60.3% (continued)

	FirstKey Homes Trust, Series 2020-SFR1, Class F2
$ 2,305,000	4.284%, 08/17/37 (B)	$2,209,546

	Foursight Capital Automobile Receivables Trust, Series 2022-2, Class D
2,745,000	7.090%, 10/15/29 (B)	2,741,416

	Foursight Capital Automobile Receivables Trust, Series 2023-2, Class E
1,000,000	10.980%, 07/15/30 (B)	1,005,390

	Foursight Capital Automobile Receivables Trust, Series 2024-1, Class E
1,250,000	10.250%, 05/15/31 (B)	1,233,643

	Frontier Issuer, Series 2023-1, Class A2
2,295,000	6.600%, 08/20/53 (B)	2,292,588

	Frontier Issuer, Series 2023-1, Class C
3,000,000	11.500%, 08/20/53 (B)	3,007,742

	GAIA Aviation, Series 2019-1, Class C
2,400,712	7.000%, 12/15/44 (B)(C)	1,302,170

	Galaxy XXVI CLO, Series 2018-26A, Class E
400,000	11.437%, TSFR3M + 6.112%, 11/22/31 (A)(B)	398,582

	GLS Auto Receivables Issuer Trust, Series 2021-4A, Class E
2,550,000	4.430%, 10/16/28 (B)	2,363,779

	GLS Auto Receivables Issuer Trust, Series 2023-2A, Class E
1,000,000	9.370%, 01/15/30 (B)	1,028,804

	GLS Auto Select Receivables Trust, Series 2023-2A, Class D
1,335,000	8.220%, 02/18/31 (B)	1,415,500

	Goldentree Loan Management US CLO, Series 2017-2A, Class D
250,000	8.236%, TSFR3M + 2.912%, 11/28/30 (A)(B)	251,100

	Harbour Aircraft Investments, Series 2017-1, Class A
6,521,835	4.000%, 11/15/37	5,872,104

	Harbour Aircraft Investments, Series 2017-1, Class C
3,913,242	8.000%, 11/15/37	1,851,844

	Hardee’s Funding, Series 2024-1A, Class A2
620,000	7.253%, 03/20/54 (B)	609,374

	Hilton Grand Vacations Trust, Series 2018-AA, Class C
78,705	4.000%, 02/25/32 (B)	76,789

	Hilton Grand Vacations Trust, Series 2022-2A, Class C
439,005	5.570%, 01/25/37 (B)	428,037

	Hilton Grand Vacations Trust, Series 2024-1B, Class D
450,000	8.850%, 09/15/39 (B)	453,743

	JPMorgan Chase Bank, Series 2021-1, Class F
1,000,000	4.280%, 09/25/28 (B)	990,188

	JPMorgan Chase Bank, Series 2021-2, Class F
1,200,000	4.393%, 12/26/28 (B)	1,180,776

The accompanying notes are an intergral part of the financial statements.

4

Portfolio of Investments — as of April 30, 2024 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 60.3% (continued)

	KDAC Aviation Finance, Series 2017-1A, Class C
$ 3,495,320	7.385%, 12/15/42 (B)	$687,003

	Kestrel Aircraft Funding, Series 2018-1A, Class A
1,300,084	4.250%, 12/15/38 (B)	1,209,182

	KKR CLO, Series 2018-23, Class F
840,000	13.436%, TSFR3M + 8.112%, 10/20/31 (A)(B)	789,683

	KKR CLO, Series 2019-24, Class E
860,000	11.966%, TSFR3M + 6.642%, 04/20/32 (A)(B)	859,624

	Labrador Aviation Finance, Series 2016-1A, Class A1
3,059,114	4.300%, 01/15/42 (B)	2,699,735

	Labrador Aviation Finance, Series 2016-1A, Class B1
1,363,675	5.682%, 01/15/42 (B)	896,617

	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B
1,283,749	3.432%, 10/15/46 (B)	1,112,611

	Madison Park Funding XLVI, Series 2021-46A, Class ER
2,140,000	11.840%, TSFR3M + 6.512%, 10/15/34 (A)(B)	2,155,723

	Magnetite XXIX, Series 2021-29A, Class E
850,000	11.340%, TSFR3M + 6.012%, 01/15/34 (A)(B)	852,835

	MAPS, Series 2018-1A, Class B
265,482	5.193%, 05/15/43 (B)	226,361

	MAPS, Series 2021-1A, Class C
7,426,370	5.437%, 06/15/46 (B)	6,200,870

	Mariner Finance Issuance Trust, Series 2023-AA, Class E
1,940,000	11.120%, 10/22/35 (B)	1,920,144

	Marlette Funding Trust, Series 2023-4A, Class B
1,375,000	8.150%, 12/15/33 (B)	1,398,181

	Merchants Fleet Funding, Series 2023-1A, Class D
730,000	8.200%, 05/20/36 (B)	729,074

	Mercury Financial Credit Card Master Trust, Series 2023-1A, Class B
1,160,000	9.590%, 09/20/27 (B)	1,162,185

	Mission Lane Credit Card Master Trust, Series 2023-B, Class A
1,155,000	7.690%, 11/15/28 (B)	1,168,835

	Mission Lane Credit Card Master Trust, Series 2023-A, Class A
590,000	7.230%, 07/17/28 (B)	592,955

	MVW, Series 2022-1A, Class A
1,487,258	4.150%, 11/21/39 (B)	1,425,419

	Oaktree CLO, Series 2019-4A, Class E
265,000	12.816%, TSFR3M + 7.492%, 10/20/32 (A)(B)	264,627

	OCP CLO, Series 2018-15A, Class D
645,000	11.436%, TSFR3M + 6.112%, 07/20/31 (A)(B)	628,156

The accompanying notes are an intergral part of the financial statements.

5

Portfolio of Investments — as of April 30, 2024 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 60.3% (continued)

	OCP CLO, Series 2021-17A, Class ER
$ 1,000,000	12.086%, TSFR3M + 6.762%, 07/20/32 (A)(B)	$1,004,172

	Octagon Investment Partners, Series 2018-3A, Class E
280,000	11.336%, TSFR3M + 6.012%, 10/20/30 (A)(B)	265,196

	Octane Receivables Trust, Series 2024-1A, Class E
1,872,000	7.820%, 08/20/31 (B)	1,754,009

	OHA Credit Funding, Series 2021-2A, Class AR
2,300,000	6.736%, TSFR3M + 1.412%, 04/21/34 (A)(B)	2,302,098

	OHA Credit Funding, Series 2021-8A, Class D
1,880,000	8.439%, TSFR3M + 3.112%, 01/18/34 (A)(B)	1,872,501

	OHA Credit Funding, Series 2021-2A, Class ER
445,000	11.946%, TSFR3M + 6.622%, 04/21/34 (A)(B)	444,191

	OHA Credit Funding, Series 2021-4A, Class ER
2,355,000	11.986%, TSFR3M + 6.662%, 10/22/36 (A)(B)	2,341,080

	OHA Credit Funding, Series 2021-3A, Class ER
2,415,000	11.836%, TSFR3M + 6.512%, 07/02/35 (A)(B)	2,399,667

	OneMain Financial Issuance Trust, Series 2018-2A, Class A
62,946	3.570%, 03/14/33 (B)	62,707

	Palmer Square CLO, Series 2021-1A, Class CR
1,000,000	8.618%, TSFR3M + 3.312%, 11/14/34 (A)(B)	992,921

	Palmer Square CLO, Series 2021-4A, Class E
1,875,000	11.640%, TSFR3M + 6.312%, 10/15/34 (A)(B)	1,875,784

	Palmer Square Loan Funding, Series 2021-1A, Class D
750,000	11.586%, TSFR3M + 6.262%, 04/20/29 (A)(B)	745,407

	Pikes Peak CLO, Series 2018-1A, Class D
510,000	8.735%, TSFR3M + 3.412%, 07/24/31 (A)(B)	507,640

	Pikes Peak CLO, Series 2021-4A, Class ER
1,990,000	12.200%, TSFR3M + 6.872%, 07/15/34 (A)(B)	1,924,266

	Planet Fitness Master Issuer, Series 2022-1A, Class A2I
2,626,400	3.251%, 12/05/51 (B)	2,433,890

	Prestige Auto Receivables Trust, Series 2020-1A, Class E
2,740,000	3.670%, 02/15/28 (B)	2,699,223

	Prestige Auto Receivables Trust, Series 2023-1A, Class E
2,500,000	9.880%, 05/15/30 (B)	2,508,118

	Progress Residential Trust, Series 2020-SFR3, Class F
645,000	2.796%, 10/17/27 (B)	604,535

	Raptor Aircraft Finance I, Series 2019-1, Class A
2,194,414	4.213%, 08/23/44 (B)	1,805,278

	Redwood Funding Trust, Series 2023-1, Class A
887,327	7.500%, 07/25/59 (B)(C)	866,086

The accompanying notes are an intergral part of the financial statements.

6

Portfolio of Investments — as of April 30, 2024 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 60.3% (continued)

	Rockford Tower CLO, Series 2017-3A, Class D
$ 250,000	8.236%, TSFR3M + 2.912%, 10/20/30 (A)(B)	$248,056

	Rockland Park CLO, Series 2021-1A, Class E
2,450,000	11.836%, TSFR3M + 6.512%, 04/20/34 (A)(B)	2,460,023

	Santander Bank, Series 2021-1A, Class E
700,000	6.171%, 12/15/31 (B)	690,163

	Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class E
205,550	11.366%, 12/15/32 (B)	209,998

	Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class F
750,000	12.240%, 12/15/33 (B)	767,337

	SCF Equipment Leasing, Series 2021-1A, Class E
755,000	3.560%, 08/20/32 (B)	713,444

	SCF Equipment Leasing, Series 2022-2A, Class D
1,510,000	6.500%, 10/20/32 (B)	1,469,529

	SCF Equipment Leasing, Series 2022-2A, Class E
3,750,000	6.500%, 06/20/35 (B)	3,498,342

	SCF Equipment Leasing, Series 2023-1A, Class E
1,500,000	7.000%, 07/21/36 (B)	1,413,242

	SEB Funding, Series 2024-1A, Class A2
1,075,000	7.386%, 04/30/54 (B)	1,065,796

	Shenton Aircraft Investment I, Series 2015-1A, Class A
617,758	4.750%, 10/15/42 (B)	577,616

	Sierra Timeshare Receivables Funding, Series 2020-2A, Class D
170,078	6.590%, 07/20/37 (B)	166,278

	Sierra Timeshare Receivables Funding, Series 2021-1A, Class D
304,764	3.170%, 11/20/37 (B)	287,262

	Sierra Timeshare Receivables Funding, Series 2023-1A, Class D
707,062	9.800%, 01/20/40 (B)	715,923

	Sierra Timeshare Receivables Funding, Series 2024-1A, Class D
994,514	8.020%, 01/20/43 (B)	987,441

	Stellar Jay Ireland DAC, Series 2021-1, Class A
285,384	3.967%, 10/15/41 (B)	262,114

	Sunnova Helios X Issuer, Series 2022-C, Class C
2,761,092	6.000%, 11/22/49 (B)	2,366,074

	Textainer Marine Containers VII, Series 2021-1A, Class B
520,524	2.520%, 02/20/46 (B)	450,982

	Thayer Park CLO, Series 2021-1A, Class DR
650,000	11.836%, TSFR3M + 6.512%, 04/20/34 (A)(B)	645,120

	Thunderbolt Aircraft Lease, Series 2017-A, Class C
1,705,052	4.500%, 05/17/32 (B)	680,577

The accompanying notes are an intergral part of the financial statements.

7

Portfolio of Investments — as of April 30, 2024 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 60.3% (continued)

	TIC Home Improvement Trust, Series 2024-A, Class C
$ 1,145,000	11.730%, 10/15/46 (B)	$1,132,411

	Trestles CLO II, Series 2018-2A, Class D
415,000	11.335%, TSFR3M + 6.012%, 07/25/31 (A)(B)	411,887

	Tricon American Homes Trust, Series 2020-SFR1, Class F
160,000	4.882%, 07/17/38 (B)	152,730

	VStrong Auto Receivables Trust, Series 2023-A, Class C
2,845,000	8.040%, 02/15/30 (B)	2,938,849

	WAVE, Series 2019-1, Class C
2,763,069	6.413%, 09/15/44 (B)	939,499

	WAVE Trust, Series 2017-1A, Class A
1,410,750	3.844%, 11/15/42 (B)	1,245,104

	Welk Resorts, Series 2019-AA, Class D
151,060	4.030%, 06/15/38 (B)	142,958

	Willis Engine Structured Trust IV, Series 2018-A, Class A
1,950,078	4.750%, 09/15/43 (B)(C)	1,861,545

	Willis Engine Structured Trust IV, Series 2018-A, Class B
2,547,739	5.438%, 09/15/43 (B)(C)	2,337,805

	Willis Engine Structured Trust V, Series 2020-A, Class A
970,455	3.228%, 03/15/45 (B)	888,044

	Willis Engine Structured Trust VI, Series 2021-A, Class A
1,327,125	3.104%, 05/15/46 (B)	1,155,140

	Willis Engine Structured Trust VII, Series 2023-A, Class A
2,147,566	8.000%, 10/15/48 (B)	2,251,572

	Total Asset-Backed Securities (Cost $205,607,992)	207,503,586

Commercial Mortgage-Backed Obligations — 22.0%

	BANK, Series 2021-BN34, Class A5
1,000,000	2.438%, 06/15/63	785,265

	BBCMS Mortgage Trust, Series 2020-BID, Class A
2,885,000	7.576%, TSFR1M + 2.254%, 10/15/37 (A)(B)	2,870,575

	BB-UBS Trust, Series 2012-TFT, Class C
2,000,000	3.678%, 06/05/30 (A)(B)	900,000

	Benchmark Mortgage Trust, Series 2021-B31, Class A5
1,000,000	2.669%, 12/15/54	811,055

	BPR Trust, Series 2021-NRD, Class F
2,545,000	12.191%, TSFR1M + 6.870%, 12/15/38 (A)(B)	2,419,905

The accompanying notes are an intergral part of the financial statements.

8

Portfolio of Investments — as of April 30, 2024 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 22.0% (continued)

	BPR Trust, Series 2022-SSP, Class A
$ 2,920,000	8.321%, TSFR1M + 3.000%, 05/15/39 (A)(B)	$2,950,246

	BPR Trust, Series 2022-STAR, Class A
1,530,000	8.553%, TSFR1M + 3.232%, 08/15/39 (A)(B)	1,533,825

	BPR Trust, Series 2022-SSP, Class D
2,170,000	11.952%, TSFR1M + 6.631%, 05/15/39 (A)(B)	2,161,863

	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1
933,677	8.936%, TSFR1M + 3.614%, 11/15/31 (A)(B)	455,383

	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2
2,273,503	9.936%, TSFR1M + 4.614%, 11/15/31 (A)(B)	948,042

	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D
4,790,000	5.034%, 05/10/47 (A)(B)	3,712,681

	COMM Mortgage Trust, Series 2012-LC4, Class C
17,000	5.468%, 12/10/44 (A)	14,373

	COMM Mortgage Trust, Series 2012-CCRE3, Class D
1,005,000	4.435%, 10/15/45 (A)(B)	663,250

	COMM Mortgage Trust, Series 2012-LC4, Class D
1,605,000	5.468%, 12/10/44 (A)(B)	977,445

	COMM Mortgage Trust, Series 2014-UBS4, Class AM
762,000	3.968%, 08/10/47	718,876

	COMM Mortgage Trust, Series 2014-CR21, Class AM
330,000	3.987%, 12/10/47	315,616

	CSMC OA, Series 2014-USA, Class C
985,000	4.336%, 09/15/37 (B)	745,270

	CSMC OA, Series 2014-USA, Class D
105,000	4.373%, 09/15/37 (B)	69,456

	CSMC OA, Series 2014-USA, Class E
5,475,000	4.373%, 09/15/37 (B)	2,888,556

	DC Commercial Mortgage Trust, Series 2023-DC, Class C
1,510,000	7.379%, 09/12/40 (A)(B)	1,518,074

	DC Commercial Mortgage Trust, Series 2023-DC, Class D
1,370,000	7.379%, 09/12/40 (A)(B)	1,338,983

	Extended Stay America Trust, Series 2021-ESH, Class F
2,715,340	9.136%, TSFR1M + 3.814%, 07/15/38 (A)(B)	2,711,945

	GS Mortgage Securities II, Series 2023-SHIP, Class B
3,100,000	5.101%, 09/10/38 (A)(B)	2,973,673

	GS Mortgage Securities Trust, Series 2011-GC5, Class C
100,000	5.297%, 08/10/44 (A)(B)	77,035

	GS Mortgage Securities Trust, Series 2011-GC5, Class D
4,972,728	5.297%, 08/10/44 (A)(B)	2,363,807

The accompanying notes are an intergral part of the financial statements.

9

Portfolio of Investments — as of April 30, 2024 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 22.0% (continued)

	GS Mortgage Securities Trust, Series 2012-BWTR, Class A
$ 3,895,000	2.954%, 11/05/34 (B)	$2,918,436

	GS Mortgage Securities Trust, Series 2013-GC13, Class C
610,000	3.971%, 07/10/46 (A)(B)	503,945

	GS Mortgage Securities Trust, Series 2014-GC20, Class C
2,625,000	5.105%, 04/10/47 (A)	2,369,863

	GS Mortgage Securities Trust, Series 2014-GC22, Class D
3,000,000	4.832%, 06/10/47 (A)(B)	832,129

	GS Mortgage Securities Trust, Series 2023-PEMB, Class A
615,000	3.668%, 03/05/33 (A)(B)	497,534

	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10
3,375,000	4.155%, 08/05/34 (B)	3,178,141

	JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class AS
230,000	3.914%, 11/15/47 (A)	215,071

	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class C
2,490,000	5.360%, 02/15/46 (A)(B)	2,191,629

	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013- LC11, Class C
945,000	3.958%, 04/15/46 (A)	668,783

	Med Trust, Series 2021-MDLN, Class A
527,469	6.386%, TSFR1M + 1.064%, 11/15/38 (A)(B)	525,161

	Med Trust, Series 2021-MDLN, Class C
2,980,695	7.236%, TSFR1M + 1.914%, 11/15/38 (A)(B)	2,965,758

	Med Trust, Series 2021-MDLN, Class D
895,701	7.436%, TSFR1M + 2.114%, 11/15/38 (A)(B)	891,783

	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A5
305,000	3.102%, 11/15/49	281,460

	Morgan Stanley Bank of America Merrill Lynch Trust, Series 20133-C11, Class B
3,330,000	4.213%, 08/15/46 (A)	2,011,620

	Morgan Stanley Capital I Trust, Series 2011-C2, Class E
2,930,000	5.385%, 06/15/44 (A)(B)	2,314,700

	Morgan Stanley Capital I Trust, Series 2012-C4, Class D
453,729	5.336%, 03/15/45 (A)(B)	421,515

	Morgan Stanley Capital I Trust, Series 2013-ALTM, Class E
2,500,000	3.828%, 02/05/35 (A)(B)	1,874,070

	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C
830,000	4.422%, 10/15/30 (A)(B)	512,334

The accompanying notes are an intergral part of the financial statements.

10

Portfolio of Investments — as of April 30, 2024 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 22.0% (continued)

	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class D
$ 400,000	4.422%, 10/15/30 (A)(B)	$156,874

	RBS Commercial Funding Trust, Series 2013-SMV, Class F
2,000,000	3.704%, 03/11/31 (A)(B)	1,357,336

	Starwood Retail Property Trust, Series 2014-STAR, Class A
342,670	8.500%, PRIME + 0.000%, 11/15/27 (A)(B)	212,455

	Starwood Retail Property Trust, Series 2014-STAR, Class E
3,185,000	8.500%, PRIME + 0.000%, 11/15/27 (A)(B)(D)	159,250

	Starwood Retail Property Trust, Series 2014-STAR, Class F
3,040,405	8.500%, PRIME + 0.000%, 11/15/27 (A)(B)(D)	30,404

	UBS Commercial Mortgage Trust, Series 2018-C14, Class C
1,885,000	5.369%, 12/15/51 (A)	1,556,899

	VOLT XCIV, Series 2021-NPL3, Class A2
1,657,055	4.949%, 02/27/51 (B)(C)	1,463,307

	VOLT XCVI, Series 2021-NPL5, Class A2
647,753	4.826%, 03/27/51 (B)(C)	574,550

	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class C
1,485,000	4.458%, 08/15/50	1,018,145

	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class C
2,902,000	5.229%, 06/15/49 (A)	2,498,949

	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class C
500,000	4.254%, 11/15/59 (A)	418,928

	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D
722,000	5.144%, 06/15/44 (A)(B)	606,841

	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D
854,828	6.050%, 03/15/44 (A)(B)	341,931

	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class E
1,680,000	5.144%, 06/15/44 (A)(B)	1,327,200

	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C
2,130,000	4.479%, 12/15/45 (A)	1,653,001

	Total Commercial Mortgage-Backed Obligations (Cost $92,601,529)	75,475,201

Residential Mortgage-Backed Obligations — 11.5%

	Alternative Loan Trust, Series 2004-J3, Class 1A1
233,471	5.500%, 04/25/34	220,663

	Alternative Loan Trust, Series 2004-J10, Class 2CB1
246,551	6.000%, 09/25/34	237,070

The accompanying notes are an intergral part of the financial statements.

11

Portfolio of Investments — as of April 30, 2024 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 11.5% (continued)

	Alternative Loan Trust, Series 2004-28CB, Class 5A1
$ 110,572	5.750%, 01/25/35	$103,301

	Alternative Loan Trust, Series 2004-14T2, Class A11
168,297	5.500%, 08/25/34	156,978

	Alternative Loan Trust, Series 2005-J1, Class 2A1
241	5.500%, 02/25/25	238

	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1
281,583	5.500%, 10/25/33	266,988

	Banc of America Funding Trust, Series 2005-7, Class 3A1
247,865	5.750%, 11/25/35	235,687

	Banc of America Funding Trust, Series 2007-4, Class 5A1
59,626	5.500%, 11/25/34	49,175

	CHL Mortgage Pass-Through Trust, Series 2004-12, Class 8A1
199,024	5.597%, 08/25/34 (A)	184,049

	CIM TRUST, Series 2022-R2, Class A1
854,250	3.750%, 12/25/61 (A)(B)	773,398

	Citigroup Mortgage Loan Trust, Series 2005-3, Class 2A3
459,571	5.298%, 08/25/35 (A)	372,981

	Citigroup Mortgage Loan Trust, Series 2009-10, Class 6A2
136,720	5.878%, 09/25/34 (A)(B)	119,502

	Citigroup Mortgage Loan Trust, Series 2010-9, Class 2A2
238,082	7.860%, T1Y + 2.400%, 11/25/35 (A)(B)	221,290

	Citigroup Mortgage Loan Trust, Series 2019-RP1, Class M3
1,005,000	4.000%, 01/25/66 (A)(B)	828,693

	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B1
730,000	8.430%, SOFR30A + 3.100%, 10/25/41 (A)(B)	749,304

	Deutsche Mortgage Securities Mortgage Loan Trust, Series 2004-1, Class 3A5
772,172	6.160%, 12/25/33 (C)	720,315

	Deutsche Mortgage Securities Mortgage Loan Trust, Series 2004-4, Class 7AR1
75,873	5.781%, TSFR1M + 0.464%, 06/25/34 (A)	66,152

	FHLMC
6,920,000	4.450%, 12/01/32	6,516,754

	FHLMC REMIC, Series 2023-5365, Class LY
3,110,000	6.500%, 12/25/53	3,116,886

	FHLMC STACR REMIC Trust, Series 2020-DNA4, Class B1
1,195,733	11.445%, SOFR30A + 6.114%, 08/25/50 (A)(B)	1,366,506

	FHLMC STACR REMIC Trust, Series 2020-DNA6, Class B1
2,000,000	8.330%, SOFR30A + 3.000%, 12/25/50 (A)(B)	2,153,499

The accompanying notes are an intergral part of the financial statements.

12

Portfolio of Investments — as of April 30, 2024 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 11.5% (continued)

	FHLMC STACR REMIC Trust, Series 2021-DNA3, Class B1
$ 2,000,000	8.830%, SOFR30A + 3.500%, 10/25/33 (A)(B)	$2,216,260

	FHLMC STACR REMIC Trust, Series 2022-DNA7, Class M1B
1,845,000	10.330%, SOFR30A + 5.000%, 03/25/52 (A)(B)	2,027,194

	GSR Mortgage Loan Trust, Series 2005-AR4, Class 4A1
23,366	5.375%, 07/25/35 (A)	22,335

	IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 4A
617,249	5.524%, 10/25/34 (A)	573,991

	IndyMac Index Mortgage Loan Trust, Series 2005-AR11, Class A3
905,646	3.741%, 08/25/35 (A)	647,698

	JPMorgan Mortgage Trust, Series 2004-S1, Class 2A1
802,109	6.000%, 09/25/34	767,058

	Lehman Mortgage Trust, Series 2007-9, Class 1A1
65,403	6.000%, 10/25/37	59,318

	Lehman XS Trust, Series 2006-2N, Class 1A1
444,472	5.951%, TSFR1M + 0.634%, 02/25/46 (A)	378,859

	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1
684,344	4.349%, 03/25/35 (A)	610,347

	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 1A1
346,728	5.901%, 04/25/36 (A)	324,518

	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1
205,977	5.250%, 11/25/33	194,616

	MASTR Alternative Loan Trust, Series 2004-2, Class 8A4
1,771,009	5.500%, 03/25/34	1,537,999

	MASTR Alternative Loan Trust, Series 2004-5, Class 1A1
172,601	5.500%, 06/25/34	164,680

	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1
242,859	6.000%, 06/25/34	235,383

	MASTR Alternative Loan Trust, Series 2004-8, Class 2A1
520,567	6.000%, 09/25/34	491,557

	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class M3
730,000	2.500%, 11/25/60 (A)(B)	568,419

	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5
106,334	5.500%, 11/25/35	93,632

	PRPM, Series 2020-4, Class A2
1,349,570	8.193%, 10/25/25 (B)(C)	1,349,218

	PRPM, Series 2021-2, Class A2
988,625	6.770%, 03/25/26 (A)(B)	942,438

	PRPM, Series 2021-4, Class A2
556,607	6.474%, 04/25/26 (B)(C)	508,565

The accompanying notes are an intergral part of the financial statements.

13

Portfolio of Investments — as of April 30, 2024 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 11.5% (continued)

	PRPM, Series 2024-2, Class A1
$ 1,235,000	7.026%, 03/25/29 (B)(C)	$1,232,304

	RFMSI Series Trust, Series 2005-SA1, Class 1A1
1,547,352	5.115%, 03/25/35 (A)	888,872

	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1
2,790,097	5.741%, TSFR1M + 0.424%, 07/25/35 (A)	1,653,928

	Towd Point Mortgage Trust, Series 2018-4, Class A2
1,100,000	3.000%, 06/25/58 (A)(B)	880,048

	Towd Point Mortgage Trust, Series 2018-5, Class M1
505,000	3.250%, 07/25/58 (A)(B)	402,422

	Towd Point Mortgage Trust, Series 2019-2, Class M1
890,000	3.750%, 12/25/58 (A)(B)	737,470

	Towd Point Mortgage Trust, Series 2020-4, Class M1
2,300,000	2.875%, 10/25/60 (B)	1,714,127

	Total Residential Mortgage-Backed Obligations (Cost $42,067,649)	39,682,685

U.S. Treasury Obligations — 5.4%

	U.S. Treasury Bills
4,865,000	5.350%, 05/16/24 (E)	4,854,302
1,000,000	5.332%, 07/25/24 (E)	987,610
4,400,000	5.322%, 08/13/24 (E)	4,333,267
2,500,000	5.300%, 05/30/24 (E)	2,489,377
5,750,000	5.295%, 05/09/24 (E)	5,743,251

	Total U.S. Treasury Obligations (Cost $18,408,313)	18,407,807

Corporate Obligation — 0.8%

	PG&E Wildfire Recovery Funding
3,000,000	4.263%, 06/01/36	2,732,391

	Total Corporate Obligation (Cost $2,999,906)	2,732,391

The accompanying notes are an intergral part of the financial statements.

14

Portfolio of Investments — as of April 30, 2024 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Other Investment — 0.0%

	ECAF I BLOCKER Ltd.
$ 900	0.000%, 03/15/40 (D)(F)	$—

	Total Other Investment (Cost $9,000,000)	—

	Total Investments — 100.0% (Cost $370,685,389)	343,801,670
	Other Assets and Liabilities, net — 0.0%	77,679

	Net Assets — 100.0%	$343,879,349

(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at April 30, 2024, was $268,745,477, representing 78.2% of Net Assets of the Portfolio. All securities are considered liquid unless otherwise noted.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Level 3 security in accordance with fair value hierarchy.
(E)	Interest rate represents the security’s effective yield at the time of purchase.
(F)	No interest rate available.

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

Ltd. — Limited

REMIC — Real Estate Mortgage Investment Conduit

SOFR30A — Secured Overnight Financing Rate 30-day Average

STACR — Structured Agency Credit Risk

T1Y — Secured Overnight Financing 12 Month

TSFR1M — Term Secured Overnight Financing Rate 1 Months

TSFR3M — Term Secured Overnight Financing Rate 3 Months

The accompanying notes are an intergral part of the financial statements.

15

Portfolio of Investments — as of April 30, 2024 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2024, at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$—	$207,503,586	$—	$207,503,586
Commercial Mortgage-Backed Obligations	—	75,285,547	189,654	75,475,201
Residential Mortgage-Backed Obligations	—	39,682,685	—	39,682,685
U.S. Treasury Obligations	—	18,407,807	—	18,407,807
Corporate Obligation	—	2,732,391	—	2,732,391
Other Investment	—	—	—	—

Total Investments in Securities	$—	$343,612,016	$189,654	$343,801,670

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended April 30, 2024, there have been no significant changes to the Fund’s fair value methodologies.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an intergral part of the financial statements.

16

Statement of Assets and Liabilities (Unaudited)

April 30, 2024

Loomis Sayles Full Discretion Institutional Securitized Fund

ASSETS

Investments at cost	$370,685,389

Investments at value	$343,801,670

Cash	383,958

Interest receivable	1,311,875

Receivable from Investment Adviser	10,993

Prepaid expenses	27,440

TOTAL ASSETS	345,535,936

LIABILITIES

Payable for securities purchased	1,519,965

Administration fees payable	33,662

Trustees’ fees payable	5,920

Chief Compliance Officer fees payable	1,417

Other accounts payable and accrued expenses	95,623

TOTAL LIABILITIES	1,656,587

NET ASSETS	$343,879,349

NET ASSETS CONSIST OF:

Paid-in capital	$369,484,590

Total accumulated loss	(25,605,241)

NET ASSETS	$343,879,349

Institutional Class:

Net assets	$343,879,349

Outstanding shares of beneficial interest (unlimited authorization - no par value)	34,925,036

Net asset value, offering and redemption price per share	$9.85

The accompanying notes are an intergral part of the financial statements.

17

Statement of Operations (Unaudited)

For the six-months ended April 30, 2024

Loomis Sayles Full Discretion Institutional Securitized Fund

INVESTMENT INCOME

Interest	$13,494,736

Total Income	13,494,736

Expenses

Administration fees	197,428

Trustees’ fees	12,040

Chief Compliance Officer fees	4,440

Pricing fees	50,952

Audit fees	30,223

Transfer agent fees	30,094

Registration fees	18,200

Legal fees	17,999

Custodian fees	13,719

Shareholder reporting fees	7,462

Other expenses	11,065

Total expenses	393,622

Less:

Reimbursement of expenses (Refer to Note 5)	(64,000)

Net Expenses	329,622

Net investment income	13,165,114

NET REALIZED AND UNREALIZED GAIN/LOSS

Net realized gain on investments	860,231

Net change in unrealized appreciation on investments	14,646,286

Net realized and unrealized gain	15,506,517

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,671,631

The accompanying notes are an intergral part of the financial statements.

18

Statements of Changes in Net Assets

Loomis Sayles Full Discretion Institutional Securitized Fund

	Six-Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
FROM OPERATIONS:

Net investment income	$13,165,114	$20,241,515

Net realized gain/(loss)	860,231	(3,167,929)

Net change in unrealized appreciation	14,646,286	5,011,918

Net increase in net assets resulting from operations	28,671,631	22,085,504

DISTRIBUTIONS:	(12,550,110)	(20,648,582)

CAPITAL SHARE TRANSACTIONS:(1)

Issued	4,925,000	12,930,000

Reinvestment of distributions	12,550,110	20,648,582

Redeemed	(1,978,265)	(584,883)

Net increase in net assets from capital share transactions	15,496,845	32,993,699

Net increase in net assets	31,618,366	34,430,621

NET ASSETS:

Beginning of the period	312,260,983	277,830,362

End of the period	$343,879,349	$312,260,983

(1) For share transactions, see Note 6 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

19

Financial Highlights

For a share outstanding throughout the years or period

Loomis Sayles Full Discretion Institutional Securitized Fund

	Net asset value, beginning of the period	Net investment income (a)	Net realized and unrealized gain/(loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Return of capital

04/30/24@	$9.37	$0.39	$0.46	$0.85	$(0.37)	$—	$–

10/31/23	9.31	0.64	0.07	0.71	(0.65)	—	–

10/31/22	10.55	0.46	(1.11)	(0.65)	(0.49)	(0.10)	–

10/31/21	10.12	0.55	0.44	0.99	(0.47)	(0.09)	–

10/31/20	11.03	0.54	(0.87)	(0.33)	(0.56)	(0.02)	–

10/31/19	10.89	0.57	0.13	0.70	(0.56)	—	–

(a)	Per share net investment income has been calculated using the average shares outstanding during the year.
(b)

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Had certain expenses not been waived/reimbursed during the year, if applicable, total returns would have been lower.

@	For the six-months ended April 30, 2024 (Unaudited).

Amounts designated as “-“ are $0 or have been rounded to $0.

20

Total distributions	Net asset value, end of the period	Total return (%) (b)	Net assets, end of the period (000’s)	Ratio of expenses to average net assets (%)	Ratio of expenses to average net assets (excluding waivers, reimbursements and fees paid indirectly) (%)	Ratio of net investment income to average net assets (%)	Portfolio turnover rate (%)

$(0.37)	$9.85	9.16	$343,879	0.20	0.24	8.01	16

(0.65)	9.37	7.81	312,261	0.20	0.27	6.76	23

(0.59)	9.31	(6.36)	277,830	0.20	0.27	4.67	19

(0.56)	10.55	10.01	254,802	0.20	0.26	5.28	42

(0.58)	10.12	(3.00)	235,775	0.20	0.26	5.20	32

(0.56)	11.03	6.62	310,258	0.20	0.20	5.23	19

The accompanying notes are an integral part of the financial statements.

21

Notes to Financial Statements (Unaudited)

April 30, 2024

Loomis Sayles Full Discretion Institutional Securitized Fund

1.  Organization. The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 26 funds. The financial statements herein are those of the Loomis Sayles Full Discretion Institutional Securitized Fund (the “Fund”). The Fund is diversified and its investment objective is to provide current income and the potential for total return. The Fund commenced operations on December 15, 2011. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund of the Trust are segregated, and a shareholder’s interest is limited to the fund of the Trust in which shares are held.

2.  Significant Accounting Policies. The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

a.  Use of Estimates. The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

b.  Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields,

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Notes to Financial Statements (Unaudited)

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Loomis Sayles Full Discretion Institutional Securitized Fund

maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Loomis, Sayles & Company, L.P. (the “Adviser”) and approved by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a

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Notes to Financial Statements (Unaudited)

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Loomis Sayles Full Discretion Institutional Securitized Fund

liability in an orderly transaction between willing market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

c.  Federal and Foreign Income Taxes. It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six-months ended April 30, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year the Fund did not incur any significant interest or penalties.

d.  Security Transactions and Investment Income. Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment

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Loomis Sayles Full Discretion Institutional Securitized Fund

securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date, interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

e.  Expenses. Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

f.  Dividends and Distributions to Shareholders. The Fund declares its dividends monthly and distributes its net investment income, if any, at least monthly and makes distributions of its net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

g.  Illiquid Securities. A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

3.  Transactions with Affiliates. Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4.  Administration, Distribution, Transfer Agent and Custodian Agreements. The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For six-months ended April 30, 2024, the Fund paid $197,428 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

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Notes to Financial Statements (Unaudited)

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Loomis Sayles Full Discretion Institutional Securitized Fund

SS&C Global Investor & Distribution Solutions, Inc. serves as transfer agent for the Fund under the transfer agency agreement with the Trust.

U.S. Bank, N.A. serves as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5.  Investment Advisory Agreement. Under the terms of the management agreement, the Fund does not pay a management fee. Shares of the Fund are only available to institutional advisory clients of the Adviser. The institutional advisory clients of the Adviser pay the Adviser or its affiliates a fee for their investment advisory services outside of the Fund. If advisory fee were charged within the Fund, the total return would have been lower.

The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 0.20% of the Fund’s Institutional Class Shares’ average daily net assets. This Agreement may only be terminated by the Board. Refer to reimbursement of expenses on the Statement of Operations for fees waived for the six-months ended April 30, 2024.

6.  Capital Shares.

	Six-Months Ended April 30, 2024 (unaudited)	Year Ended October 31, 2023
SHARE TRANSACTIONS:
Issued	509,834	1,362,487
Reinvestment of distributions	1,290,943	2,185,043
Redeemed	(202,379)	(62,090)

Net share transactions	1,598,398	3,485,440

7.  Investment Transactions. The cost of security purchases and proceeds from security sales, other than short-term securities, for the six-months ended April 30, 2024, were as follows:

	U.S. Government	Other
Purchases	$8,081	$55,080,392
Sales	$7,561,220	$41,268,835

8.  Federal Tax Information. The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations,

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Notes to Financial Statements (Unaudited)

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Loomis Sayles Full Discretion Institutional Securitized Fund

which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise. The permanent differences primarily consist of gains and losses on paydowns of mortgage and asset-backed securities for tax purposes. There is no permanent difference in current year that would require a charge or credit to distributable earnings or paid in capital accounts.

The tax character of dividends and distributions for the Fund declared during the year ended October 31, 2023 and the year ended October 31, 2022, were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
2023	$20,648,582	$–	$–	$20,648,582
2022	14,840,153	1,028,759	–	15,868,912

As of October 31, 2023, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

Undistributed Ordinary Income	$1,101,565
Capital Loss Carryforwards	(4,747,004)
Net Unrealized Depreciation	(36,041,806)
Other Temporary Differences	(2,039,517)

Total Accumulated Losses	$(41,726,762)

Other temporary differences primarily consist of book/tax differences on PFIC/QEF investment and distribution payable which are temporary adjustments for Federal income tax purposes in the current year.

For Federal income tax purposes, capital loss carryforwards may be carried forward indefinitely and applied against all future gains. Losses carried forward are as follows:

Short-Term	Long-Term	Total
$–	$4,747,004	$4,747,004

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Fund at April 30, 2024, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
$370,685,389	$7,193,023	$(34,076,742)	$(26,883,719)

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Notes to Financial Statements (Unaudited)

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Loomis Sayles Full Discretion Institutional Securitized Fund

Federal tax cost varies primarily due to the collateralized loan obligations.

9.  Risks.

LIBOR Replacement Risk. The Fund may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, has ceased publishing all LIBOR settings on a representative basis. In April 2023, however, the FCA announced that some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. The Secured Overnight Financing Rate (“SOFR”), which is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement market, has been used increasingly on a voluntary basis in new instruments and transactions. It remains uncertain how such changes would be implemented and the effects such changes would have on the Fund, including any negative effects on the Fund’s liquidity and valuation of the Fund’s investments, issuers of instruments in which the Fund invests and financial markets generally.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Interest Rate Risk. As with most funds that invest in fixed-income securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed-income securities (especially those with longer maturities and durations) and the Fund’s share price to fall.

A related risk is basis risk, which is the risk that a change in prevailing interest rates will change the price of a company’s interest-bearing liabilities disproportionately to the price of interest-bearing assets. This would have the effect of increasing liabilities and decreasing assets, resulting in a loss.

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Notes to Financial Statements (Unaudited)

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Loomis Sayles Full Discretion Institutional Securitized Fund

Credit Risk. The credit rating or financial condition of an issuer may affect the value of a fixed-income debt security. Generally, the lower the quality rating of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is considered by the ratings agency to be more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Concentration Risk. Due to the Fund’s concentration in the asset-backed securities, commercial mortgage-backed securities and residential mortgage-backed securities group of industries, events that affect an industry or industries within this group will have a greater effect on the Fund than they would on a fund that is more widely diversified among a number of unrelated industries. While the Fund will invest more than 25% of its assets in, collectively, the asset-backed, commercial mortgage-backed and residential mortgage-backed securities industries, it is expected that the Fund’s investments in any one or more of these industries may, from time to time, be significantly greater than 25%.

Inflation/Deflation Risk. The value of assets or income from investments may be worth less in the future as inflation decreases the present value of future payments. Conversely, prices throughout the economy may decline over time due to deflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests. The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. In addition, rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

High Yield Bond Risk. High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater

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Notes to Financial Statements (Unaudited)

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Loomis Sayles Full Discretion Institutional Securitized Fund

degree of risk and are considered to be less likely to make payments of interest and principal. Some may even be in default. Market developments and the financial and business conditions of the corporation issuing these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the high yield bond market may make it more difficult to dispose of high yield bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value high yield bonds accurately.

Generally, the lower rated the security, as determined by rating agencies, the more vulnerable the security is to nonpayment. Securities rated below “B” are often dependent upon favorable financial and business conditions to meet their financial obligations, or may lack the capacity to make payments regardless of financial and business conditions. Default becomes more likely over the long or short term the lower rated the security.

Mortgage-Backed and Asset-Backed Securities Risk. The Fund may invest in both residential and commercial mortgage-backed securities. A mortgage-backed security represents an interest in a pool of assets such as mortgage loans and matures when all the mortgages in the pool mature or are prepaid. While mortgage-backed securities do have fixed maturities, their expected durations may vary when interest rates rise or fall. Because the timing and speed of principal payments may vary, the cash flow on mortgage-backed securities is irregular. The value of mortgage-backed securities generally is more sensitive to changes in interest rates than other types of fixed-income securities. Rising interest rates tend to extend the maturities of mortgage-backed securities, causing the securities to exhibit additional volatility and their value to decrease more significantly. This is known as extension risk. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. While residential mortgagors in the United States have the option to pay more principal than required at each payment interval, commercial mortgages are often set for a fixed term and therefore experience a lower degree of prepayment risk.

The Fund may invest in residential mortgage-backed securities that represent interests in pools of adjustable rate mortgages (“ARMs”), including payment option ARMs. Payment option ARMs give the borrower the option to pay less than the interest only amount, resulting in an increase in the principal balance of a loan as interest owed is added to the principal (known as “negative amortization payments”). While such instruments permit the borrower to avoid paying currently a portion of the interest accruing on the instrument and make the instrument more affordable to the borrower in the short term, they increase the risk that the

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Notes to Financial Statements (Unaudited)

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Loomis Sayles Full Discretion Institutional Securitized Fund

borrower will be unable to make the resulting higher payment or payments that become due at the maturity of the loan.

The Fund may invest a substantial amount of its assets in privately issued mortgage-backed securities that are not issued, guaranteed, or backed by the U.S. government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury.

An asset-backed security is a security backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, including extension and prepayment risks, as well as additional risks associated with the nature of the assets and the servicing of those assets. Some asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because some asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Other asset-backed securities, such as credit card receivables, may not have the benefit of an underlying physical asset or security interest in collateral at all. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. The value of the collateral may also be insufficient to cover the principal amount.

During periods of declining asset value, difficult or frozen credit markets, interest rate changes, or deteriorating economic conditions, mortgage-backed and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, the value of these securities may fluctuate in response to the market’s perception of the credit worthiness of the issuers. Mortgage-backed and asset-backed securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or will default on payments. Such a risk is generally higher in the case of mortgage-backed securities that include so-called ‘sub-prime’ or “Alt-A” loans, which are loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. There is also a risk that the value of the underlying asset (e.g., a home) securing an obligation may not be sufficient to cover the amount of the obligation. Residential mortgage-backed securities in which the Fund may invest may have a loan to value ratio which exceeds 100%, meaning that the mortgage amount is greater than the appraised value of the underlying property. Certain commercial mortgage-backed securities

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Notes to Financial Statements (Unaudited)

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Loomis Sayles Full Discretion Institutional Securitized Fund

may be backed by pools of mortgages of properties that have special purposes, which may be difficult to sell or liquidate.

Credit Crisis Liquidity Risk. Certain types of credit instruments, such as investments in high-yield bonds, debt issued in leveraged buyout transactions (acquisition of a company using a substantial amount of debt and loans), mortgage- and asset-backed securities, and short-term asset-backed commercial paper, became very illiquid in the latter half of 2007. General market uncertainty and consequent re-pricing of risk led to market imbalances of sellers and buyers, which in turn resulted in significant valuation uncertainties in mortgage and credit-related securities and other instruments. These conditions resulted, and in many cases continue to result in, greater volatility, less liquidity, widening credit spreads and a lack of price transparency, with many instruments remaining illiquid and of uncertain value. Such market conditions, and the above factors, may make valuation uncertain and/or result in sudden and significant valuation declines.

Collateralized Loan Obligations (“CLOs”) Risk. CLOs are securities backed by an underlying portfolio of debt and loan obligations, respectively. CLOs issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease in market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CLO securities as a class. The risks of investing in CLOs depend largely on the tranche invested in and the type of the underlying debts and loans in the tranche of the CLO, respectively, in which the Fund invests. CLOs also carry risks including, but not limited to, interest rate risk and credit risk, which are described above. For example, a liquidity crisis in the global credit markets could cause substantial fluctuations in prices for leveraged loans and high-yield debt securities and limited liquidity for such instruments. When the Fund invests in CLOs, in addition to directly bearing the expenses associated with its own operations, it may bear a pro rata portion of the CLO’s expenses.

Structured Notes Risk. Structured notes are debt obligations issued by industrial corporations, financial institutions or governmental or international agencies that obligate the issuer to pay amounts of principal or interest that are determined by reference to changes in some external factor or factors, or may vary from the stated rate because of changes in these factors. Investment in structured notes involves certain risks, including the risk that the issuer may be unable or unwilling to satisfy its obligations to pay principal or interest, which is separate from the risk that the note’s reference instruments may move in a manner that is disadvantageous to the holder of the note. Structured notes, which are often illiquid, are also subject to additional risk such as market risk, liquidity risk and interest rate risk. The terms of certain structured notes may provide that a decline in the reference instrument may

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Loomis Sayles Full Discretion Institutional Securitized Fund

result in the interest rate or principal amount being reduced to zero. Structured notes may be more volatile than the underlying reference instruments or traditional debt instruments. In addition, structured notes may charge fees and administrative expenses.

A credit-linked note is a type of structured note whose value is linked to an underlying reference asset. Credit-linked notes typically provide periodic payments of interest as well as payment of principal upon maturity, the value of which is tied to the underlying reference asset. Like structured notes generally, investments in credit-linked notes are subject to the risk of loss of the principal investment and/or periodic interest payments expected to be received from an investment in a credit-linked note in the event that one or more of the underlying obligations of a note default or otherwise become non-performing. To the extent the Fund invests in a credit-linked note that represents an interest in a single issuer or limited number of issuers, a credit event with respect to that issuer or limited number of issuers presents a greater risk of loss to the Fund than if the credit-linked note represented an interest in underlying obligations of multiple issuers.

U.S. Government Securities Risk. The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, the Government National Mortgage Association (“Ginnie Mae”) pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by the Federal National Mortgage Association (“Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Agency Securities Risk. Certain obligations issued by U.S. government-sponsored agencies are backed solely by that agency’s own resources. As a result, investments in securities issued by the government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

Foreign Security Risk. Investing in securities of foreign issuers and governments poses additional risks since political and economic events unique to a country or region will affect foreign securities markets and their issuers. Political events (civil unrest, national elections,

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Loomis Sayles Full Discretion Institutional Securitized Fund

changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Fund invests could cause the Fund’s investments in that country to experience gains or losses. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Portfolio Turnover Risk. The Fund may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax more frequently on capital gains and will indirectly incur additional expenses related to a fund with a higher portfolio turnover.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value.

State-Specific Risk. While the Fund does not expect to invest in single state pools of mortgages, underlying properties of mortgages of certain states may represent a significant percentage of the underlying mortgages in which the Fund invests as a whole. When the Fund invests in this manner, it is subject to the risk that the economy of the states in which it invests, and the value of properties within the states, may decline. Investing significantly in securities whose values are economically tied to a single state means that the Fund is more exposed to negative political or economic events affecting that state than a fund that invests more widely. Certain states have experienced significant declines in property values in recent years.

It is anticipated that the Fund will invest more than 25% of its assets in mortgage-backed securities with underlying properties in California. Investing in such a manner subjects the Fund to economic conditions and government policies within California. As a result, the Fund may be more susceptible to factors that adversely affect the California property, housing

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Loomis Sayles Full Discretion Institutional Securitized Fund

and mortgage markets than a mutual fund that does not have as great a concentration in California.

The foregoing is not intended to be a complete discussion of all risks as associated with the investment strategies of the Funds. Please refer to the Fund’s current prospectus and Statement of Additional Information for a discussion of the risks associated with investing in the Funds.

10.  Other. At April 30, 2024, 75% of Institutional Class total shares outstanding were held by three shareholders of record owning 10% or greater of the aggregate total shares outstanding.

11.  Indemnifications. In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

12.  Regulatory Matters. The U.K. Financial Conduct Authority stopped compelling or inducing banks to submit certain London Inter-Bank Offered Rate (“LIBOR”) rates and expects to do so for the remaining LIBOR rates immediately after June 30, 2023. More recent developments include the U.S. Congress enactment of the LIBOR Act, and the Federal Reserve Board issuance of a final rule to implement the LIBOR Act, which became effective on February 27, 2023. As a result of the final rule, U.S. contracts that do not mature before June 30, 2023, and that lack adequate “fallback” provisions that would replace LIBOR with a practicable replacement benchmark rate, must migrate to Term Secured Overnight Financing Rate (SOFR)-based rates with applicable credit spread adjustments (CSAs). The last USD Panel LIBOR rates were published on June 30, 2023. Any USD LIBOR rate published after July 1, 2023 is a synthetic LIBOR published by the ICE Benchmark Administration, and that synthetic rate is in effect a CME Term SOFR plus CSAs set by the International Swaps and Derivatives Association (ISDA) and Alternative Reference Rates Committee (ARRC). The ICE Benchmark Administration will continue to publish synthetic USD LIBOR rates until September 30, 2024. Accordingly, it remains difficult to predict the full impact of the transition away from LIBOR on the Fund until the loan market transition to SOFR is complete and the published synthetic US LIBOR rates end on September 30, 2024.

13.  Subsequent Events. The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were

35

Notes to Financial Statements (Unaudited)

April 30, 2024

Loomis Sayles Full Discretion Institutional Securitized Fund

issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

36

Disclosure of Fund Expenses (Unaudited)

April 30, 2024

Loomis Sayles Full Discretion Institutional Securitized Fund

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2023 to April 30, 2024).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period”.

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

37

Disclosure of Fund Expenses (Unaudited)

April 30, 2024

Loomis Sayles Full Discretion Institutional Securitized Fund (concluded)

Institutional Class	Beginning Account Value 11/1/2023	Ending Account Value 4/30/2024	Expenses Paid During Period*
Actual	$1,000.00	$1,091.60	$1.04
Hypothetical (5% return before expenses)	$1,000.00	$1,023.87	$1.01

* Expenses are equal to the Fund’s annualized expense ratio, 0.20%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

38

Notes

Notes

Notes

LOOMIS SAYLES FULL DISCRETION

INSTITUTIONAL SECURITIZED FUND

c/o SS&C Global Investor & Distribution Solutions, Inc.

P.O. Box 219009

Kansas City, Missouri 64121-9009

Adviser:

Loomis, Sayles & Company, L.P.

One Financial Center

Boston, Massachusetts 02111-2621

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, Pennsylvania 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), arefiled herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 8, 2024

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: July 8, 2024